Disclosure of Liability Classified Plans (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	$ 60,755	$ 19,817
Expensed during the period	$ 133,647	56,513
Settlement in shares	(14,083)
Reclassification from equity-settled plans	$ (406)	(3,164)
Payments	(28,522)	(12,411)
Foreign exchange	(46)
Ending balance	151,345	60,755
Current	91,212
Long-term	60,133	26,728
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	18,050	6,624
Expensed during the period	34,555	17,168
Payments	(14,372)	(5,742)
Foreign exchange	(43)
Ending balance	38,190	18,050
Current	26,330
Long-term	11,860
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	21,524	4,751
Expensed during the period	$ 87,297	18,634
Settlement in shares	263,900
Payments	$ (7,960)	(1,861)
Foreign exchange	(3)
Ending balance	100,858	21,524
Current	64,882
Long-term	35,976
Executive Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	16,507	6,833
Expensed during the period	$ 4,172	17,646
Settlement in shares	(14,083)
Reclassification from equity-settled plans	$ (406)	(3,164)
Payments	(6,190)	(4,808)
Ending balance	0	16,507
Current	0
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	4,674	1,609
Expensed during the period	7,623	3,065
Payments		0
Ending balance	12,297	$ 4,674
Long-term	$ 12,297